UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-7852

Exact Name of Registrant as Specified in Charter:    USAA MUTUAL FUNDS TRUST

Address of Principal Executive Offices and Zip Code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and Address of Agent for Service:               DANIEL J. MAVICO
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's Telephone Number, Including Area Code:  (210) 498-0226

Date of Fiscal Year End:   DECEMBER 31

Date of Reporting Period:  SEPTEMBER 30, 2013

ITEM 1.  SCHEDULE OF INVESTMENTS.
USAA MUTUAL FUNDS TRUST - 3RD QUARTER REPORT - PERIOD ENDED SEPTEMBER 30, 2013



[LOGO OF USAA]
   USAA(R)

PORTFOLIO OF INVESTMENTS
3RD QUARTER
USAA ULTRA SHORT-TERM BOND FUND
SEPTEMBER 30, 2013

                                                                      (Form N-Q)

94426-1113                                   (C)2013, USAA. All rights reserved.

================================================================================

PORTFOLIO OF INVESTMENTS

USAA ULTRA SHORT-TERM BOND FUND
September 30, 2013 (unaudited)

PRINCIPAL                                                                                              MARKET
AMOUNT                                                             COUPON                               VALUE
(000)        SECURITY                                                RATE            MATURITY           (000)
-------------------------------------------------------------------------------------------------------------
             CORPORATE OBLIGATIONS (48.6%)

             CONSUMER DISCRETIONARY (3.7%)
             -----------------------------
             AUTOMOBILE MANUFACTURERS (1.3%)
$   1,000    Ford Motor Credit Co., LLC                              1.52% (a)      5/09/2016      $    1,014
    1,000    Ford Motor Credit Co., LLC                              1.70           5/09/2016           1,001
    1,375    Nissan Motor Acceptance Corp. (b)                       4.50           1/30/2015           1,438
    1,000    Nissan Motor Acceptance Corp. (b)                       0.95 (a)       9/26/2016           1,002
    3,000    Nissan Motor Acceptance Corp. (b)                       1.95           9/12/2017           2,986
                                                                                                   ----------
                                                                                                        7,441
                                                                                                   ----------
             CABLE & SATELLITE (0.2%)
    1,000    NBC Universal Enterprise (b)                            0.81 (a)       4/15/2016           1,006
                                                                                                   ----------
             CASINOS & GAMING (1.2%)
      504    Las Vegas Sands, LLC (c)                                1.68           5/23/2014             504
    2,458    Las Vegas Sands, LLC (c)                                1.68           5/23/2014           2,457
    1,985    MGM Resorts International (c)                           2.93          12/20/2017           1,985
    2,000    VML US Finance, LLC (c)                                 1.68          11/15/2016           1,983
                                                                                                   ----------
                                                                                                        6,929
                                                                                                   ----------
             HOTELS, RESORTS & CRUISE LINES (0.5%)
    1,865    Hyatt Hotels Corp.                                      3.88           8/15/2016           1,984
    1,000    Royal Caribbean Cruises Ltd.                            6.88          12/01/2013           1,011
                                                                                                   ----------
                                                                                                        2,995
                                                                                                   ----------
             HOUSEWARES & SPECIALTIES (0.2%)
    1,000    Newell Rubbermaid, Inc.                                 2.00           6/15/2015           1,014
                                                                                                   ----------
             SPECIALTY STORES (0.3%)
    2,000    Staples, Inc.                                           2.75           1/12/2018           2,014
                                                                                                   ----------
             Total Consumer Discretionary                                                              21,399
                                                                                                   ----------
             CONSUMER STAPLES (0.3%)
             -----------------------
             FOOD RETAIL (0.3%)
    2,000    Safeway, Inc.                                           5.63           8/15/2014           2,083
                                                                                                   ----------
             ENERGY (2.1%)
             -------------
             OIL & GAS DRILLING (0.2%)
    1,000    Nabors Industries, Inc. (b)                             2.35           9/15/2016           1,011
                                                                                                   ----------
             OIL & GAS EXPLORATION & PRODUCTION (0.3%)
    1,650    EQT Corp.                                               5.15           3/01/2018           1,764
                                                                                                   ----------
             OIL & GAS REFINING & MARKETING (0.2%)
      995    Tesoro Corp. (c)                                        2.51           1/29/2016             997
                                                                                                   ----------
             OIL & GAS STORAGE & TRANSPORTATION (1.4%)
    3,000    Boardwalk Pipelines, LLC                                5.50           2/01/2017           3,295
    1,000    Enbridge, Inc. (d)                                      0.90 (a)      10/01/2016           1,002
      900    Energy Transfer Equity, LP (c)                          3.75           3/24/2017             905
    1,205    Spectra Energy Capital, LLC                             5.50           3/01/2014           1,228

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1  | USAA Ultra Short-Term Bond Fund

================================================================================

PRINCIPAL                                                                                              MARKET
AMOUNT                                                             COUPON                               VALUE
(000)        SECURITY                                                RATE            MATURITY           (000)
-------------------------------------------------------------------------------------------------------------
$   2,000    Spectra Energy Partners, LP                             2.95%          6/15/2016      $    2,047
                                                                                                   ----------
                                                                                                        8,477
                                                                                                   ----------
             Total Energy                                                                              12,249
                                                                                                   ----------
             FINANCIALS (36.4%)
             ------------------
             ASSET MANAGEMENT & CUSTODY BANKS (0.2%)
    1,000    State Street Bank & Trust Co.                           0.46 (a)      12/08/2015             994
                                                                                                   ----------
             CONSUMER FINANCE (3.5%)
    6,000    American Express Bank, FSB                              0.48 (a)       6/12/2017           5,942
    4,000    American Honda Finance Corp. (b)                        0.64 (a)       5/26/2016           4,012
    1,000    Capital One Bank USA, N.A.                              5.13           2/15/2014           1,016
    2,000    Capital One Financial Corp.                             1.42 (a)       7/15/2014           2,011
    3,530    Capital One, N.A.                                       0.70 (a)       3/22/2016           3,528
    1,000    Caterpillar Financial Services Corp.                    0.50 (a)       2/26/2016           1,001
    1,000    Ford Motor Credit Co., LLC                              3.88           1/15/2015           1,035
    2,000    Ford Motor Credit Co., LLC                              2.75           5/15/2015           2,047
                                                                                                   ----------
                                                                                                       20,592
                                                                                                   ----------
             DIVERSIFIED BANKS (5.8%)
    1,400    Abbey National Treasury Services                        1.84 (a)       4/25/2014           1,411
    3,000    Bank of Nova Scotia                                     1.38           7/15/2016           3,023
    2,000    Barclays Bank plc                                       5.20           7/10/2014           2,070
    3,000    Canadian Imperial Bank                                  0.79 (a)       7/18/2016           3,017
    2,000    Commonwealth Bank of Australia (b)                      0.75 (a)       9/20/2016           2,004
      975    HSBC USA, Inc.                                          4.63           4/01/2014             994
    2,000    Lloyds TSB Bank plc                                     2.61 (a)       1/24/2014           2,014
    3,000    Societe Generale (b)                                    2.50           1/15/2014           3,013
    1,400    SSIF Nevada, LP (b)                                     0.97 (a)       4/14/2014           1,405
    2,000    Svenska Handelsbanken AB                                3.13           7/12/2016           2,098
    2,000    Svenska Handelsbanken AB                                0.72 (a)       9/23/2016           2,005
    1,300    U.S. Bancorp                                            3.44           2/01/2016           1,359
    2,000    Wachovia Corp.                                          0.61 (a)      10/28/2015           1,993
    3,000    Wachovia Corp.                                          0.64 (a)      10/15/2016           2,968
    2,500    Wells Fargo & Co.                                       0.46 (a)      10/28/2015           2,496
    2,000    Wells Fargo Bank N.A.                                   0.47 (a)       5/16/2016           1,980
                                                                                                   ----------
                                                                                                       33,850
                                                                                                   ----------
             DIVERSIFIED CAPITAL MARKETS (0.2%)
    1,000    Credit Suisse New York                                  3.50           3/23/2015           1,042
                                                                                                   ----------
             INVESTMENT BANKING & BROKERAGE (0.9%)
    5,000    Morgan Stanley                                          1.86 (a)       1/24/2014           5,019
                                                                                                   ----------
             LIFE & HEALTH INSURANCE (3.0%)
    2,067    Lincoln National Corp.                                  4.30           6/15/2015           2,180
    1,000    MetLife Global Funding I (b)                            1.02 (a)       1/10/2014           1,002
      725    MetLife Global Funding I (b)                            5.13           6/10/2014             748
    2,000    MetLife Global Funding I (b)                            1.88           6/22/2018           1,979
    1,500    MetLife Institutional Fund (b)                          1.17 (a)       4/04/2014           1,507
    1,000    New York Life Global Funding (b)                        1.30           1/12/2015           1,009
    1,000    New York Life Global Funding (b)                        0.80           2/12/2016             994
    1,000    Principal Life Global Funding II (b)                    1.00          12/11/2015           1,002
    2,000    Principal Life Income Funding Trust                     5.55           4/27/2015           2,151
    2,550    Prudential Covered Trust (b)                            3.00           9/30/2015           2,631
    2,000    Sun Canada Financial Co. (b)                            7.25          12/15/2015           2,188
                                                                                                   ----------
                                                                                                       17,391
                                                                                                   ----------
             MULTI-LINE INSURANCE (0.2%)
    1,000    MassMutual Global Funding, LLC (b)                      2.10           8/02/2018             999
                                                                                                   ----------
             MULTI-SECTOR HOLDINGS (0.9%)
    5,000    Leucadia National Corp.                                 8.13           9/15/2015           5,563
                                                                                                   ----------

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                                                   Portfolio of Investments |  2

================================================================================

PRINCIPAL                                                                                              MARKET
AMOUNT                                                             COUPON                               VALUE
(000)        SECURITY                                                RATE            MATURITY           (000)
-------------------------------------------------------------------------------------------------------------
             OTHER DIVERSIFIED FINANCIAL SERVICES (6.5%)
$   2,000    Bank of America Corp.                                   1.82% (a)      7/11/2014      $    2,020
    1,000    Bank of America Corp.                                   1.07 (a)       3/22/2016           1,004
    2,500    Bank of America Corp.                                   0.59 (a)       8/15/2016           2,423
    2,000    Bank of America Corp.                                   0.53 (a)      10/14/2016           1,965
    1,500    Citigroup, Inc.                                         5.13           5/05/2014           1,541
    1,000    Citigroup, Inc.                                         5.00           9/15/2014           1,038
    1,000    Citigroup, Inc.                                         2.25           8/07/2015           1,020
    1,000    Citigroup, Inc.                                         1.25           1/15/2016           1,000
    5,000    Citigroup, Inc.                                         0.53 (a)       6/09/2016           4,884
    1,000    General Electric Capital Corp.                          0.51 (a)       9/15/2014           1,003
    2,000    General Electric Capital Corp.                          1.30 (a)       7/02/2015           2,028
    1,000    General Electric Capital Corp.                          0.86 (a)      12/11/2015           1,009
    1,500    General Electric Capital Corp.                          0.47 (a)       1/08/2016           1,496
    2,000    General Electric Capital Corp.                          0.92 (a)       7/12/2016           2,009
    1,697    General Electric Capital Corp.                          0.57 (a)      12/20/2016           1,674
    2,000    International Lease Finance Corp.                       2.20 (a)       6/15/2016           2,000
    2,565    JPMorgan Chase & Co. (e)                                5.13           9/15/2014           2,671
    2,168    JPMorgan Chase & Co.                                    5.25           5/01/2015           2,308
    2,841    JPMorgan Chase & Co.                                    1.47 (a)       9/01/2015           2,844
    2,000    Merrill Lynch & Co., Inc.                               0.73 (a)       1/15/2015           1,996
                                                                                                   ----------
                                                                                                       37,933
                                                                                                   ----------
             PROPERTY & CASUALTY INSURANCE (0.2%)
    1,374    CNA Financial Corp.                                     5.85          12/15/2014           1,453
                                                                                                   ----------
             REAL ESTATE OPERATING COMPANIES (0.2%)
    1,068    PPF Funding, Inc. (b)                                   5.63           1/15/2017           1,160
                                                                                                   ----------
             REGIONAL BANKS (7.6%)
    2,000    Associated Banc Corp.                                   1.88           3/12/2014           2,002
    6,000    Branch Banking & Trust Co. (e)                          0.57 (a)       9/13/2016           5,930
    2,200    Fifth Third Bancorp                                     0.67 (a)      12/20/2016           2,163
    3,000    Fifth Third Bank                                        0.67 (a)       2/26/2016           2,996
    4,000    Huntington National Bank                                1.35           8/02/2016           4,000
    1,968    Key Bank, N.A.                                          4.95           9/15/2015           2,104
    1,661    National City Bank                                      0.60 (a)      12/15/2016           1,638
    4,225    National City Bank                                      0.63 (a)       6/07/2017           4,156
      500    PNC Funding Corp.                                       0.47 (a)       1/31/2014             500
    1,500    Regions Financial Corp.                                 7.75          11/10/2014           1,611
    1,000    Suntrust Bank                                           0.57 (a)       4/01/2015             994
    4,900    Suntrust Bank                                           0.55 (a)       8/24/2015           4,851
      772    Suntrust Bank                                           5.00           9/01/2015             826
    4,000    Susquehanna Bancshares, Inc.                            2.09 (a)       5/01/2014           3,997
    2,000    Union Bank, N.A.                                        1.50           9/26/2016           2,011
    1,000    Zions Bancorp.                                          3.50           9/15/2015           1,007
    3,500    Zions Bancorp.                                          6.00           9/15/2015           3,750
                                                                                                   ----------
                                                                                                       44,536
                                                                                                   ----------
             REITs - DIVERSIFIED (1.1%)
      850    Colonial Realty, LP                                     5.50          10/01/2015             917
    1,275    Liberty Property, LP                                    5.65           8/15/2014           1,325
    2,000    Washington REIT                                         5.25           1/15/2014           2,023
    2,000    Washington REIT                                         5.35           5/01/2015           2,121
                                                                                                   ----------
                                                                                                        6,386
                                                                                                   ----------
             REITs - INDUSTRIAL (0.1%)
      600    ProLogis, LP                                            4.00           1/15/2018             634
                                                                                                   ----------
             REITs - OFFICE (1.7%)
      530    CommonWealth REIT                                       5.75           2/15/2014             531
    1,942    CommonWealth REIT                                       5.75          11/01/2015           2,038
    1,595    Digital Realty Trust, LP                                4.50           7/15/2015           1,672
      640    Mack-Cali Realty, LP                                    5.13           1/15/2015             671
    2,552    Mack-Cali Realty, LP                                    2.50          12/15/2017           2,525

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3  | USAA Ultra Short-Term Bond Fund

================================================================================

PRINCIPAL                                                                                              MARKET
AMOUNT                                                             COUPON                               VALUE
(000)        SECURITY                                                RATE            MATURITY           (000)
-------------------------------------------------------------------------------------------------------------
$   2,240    Reckson Operating Partnership, LP                       5.88%          8/15/2014      $    2,320
                                                                                                   ----------
                                                                                                        9,757
                                                                                                   ----------
             REITs - RESIDENTIAL (0.2%)
    1,000    UDR, Inc.                                               5.50           4/01/2014           1,022
                                                                                                   ----------
             REITs - RETAIL (2.6%)
    1,120    DDR Corp.                                               5.50           5/01/2015           1,193
      820    Equity One, Inc.                                        6.00           9/15/2017             917
      500    Federal Realty Investment Trust                         5.95           8/15/2014             521
    1,450    Kimco Realty Corp.                                      4.82           6/01/2014           1,489
      905    Kimco Realty Corp.                                      5.58          11/23/2015             989
    4,050    National Retail Properties, Inc.                        6.25           6/15/2014           4,195
      500    Pan Pacific Retail Properties, Inc.                     5.25           9/01/2015             538
      500    Realty Income Corp.                                     5.38           9/15/2017             555
    2,000    Regency Centers, LP                                     5.25           8/01/2015           2,138
    2,596    Simon Property Group, LP                                4.20           2/01/2015           2,693
                                                                                                   ----------
                                                                                                       15,228
                                                                                                   ----------
             REITs - SPECIALIZED (1.5%)
    1,680    Health Care Property Investors, Inc.                    5.65          12/15/2013           1,697
    1,000    Health Care Property Investors, Inc.                    5.63           5/01/2017           1,118
      755    Hospitality Properties Trust                            5.13           2/15/2015             779
    2,130    Hospitality Properties Trust                            6.30           6/15/2016           2,318
    1,000    Hospitality Properties Trust                            5.63           3/15/2017           1,088
    2,000    Ventas Realty, LP                                       1.55           9/26/2016           2,004
                                                                                                   ----------
                                                                                                        9,004
                                                                                                   ----------
             Total Financials                                                                         212,563
                                                                                                   ----------
             HEALTH CARE (0.9%)
             ------------------
             HEALTH CARE FACILITIES (0.5%)
    1,700    HCA, Inc. (c)                                           2.93           2/02/2016           1,699
    1,000    HCA, Inc. (c)                                           3.00           3/31/2017           1,001
                                                                                                   ----------
                                                                                                        2,700
                                                                                                   ----------
             HEALTH CARE SERVICES (0.1%)
      768    Laboratory Corp. of America Holdings                    2.20           8/23/2017             769
                                                                                                   ----------
             PHARMACEUTICALS (0.3%)
    2,000    AbbVie, Inc.                                            1.03 (a)      11/06/2015           2,020
                                                                                                   ----------
             Total Health Care                                                                          5,489
                                                                                                   ----------
             INDUSTRIALS (1.5%)
             ------------------
             AIRLINES (0.5%)
    1,500    Aviation Capital Group (b)                              3.88           9/27/2016           1,510
    1,150    Continental Airlines, Inc. "B" Pass-Through Trust       6.25           4/11/2020           1,184
                                                                                                   ----------
                                                                                                        2,694
                                                                                                   ----------
             TRUCKING (1.0%)
    1,000    Penske Truck Leasing Co., LP / PTL Finance Corp. (b)    2.50           7/11/2014           1,011
    3,000    Penske Truck Leasing Co., LP / PTL Finance Corp. (b)    3.13           5/11/2015           3,089
    1,000    Penske Truck Leasing Co., LP / PTL Finance Corp. (b)    2.50           3/15/2016           1,019
    1,000    Penske Truck Leasing Co., LP / PTL Finance Corp. (b)    2.88           7/17/2018           1,001
                                                                                                   ----------
                                                                                                        6,120
                                                                                                   ----------
             Total Industrials                                                                          8,814
                                                                                                   ----------

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                                                   Portfolio of Investments |  4

================================================================================

PRINCIPAL                                                                                              MARKET
AMOUNT                                                             COUPON                               VALUE
(000)        SECURITY                                                RATE            MATURITY           (000)
-------------------------------------------------------------------------------------------------------------
             INFORMATION TECHNOLOGY (0.3%)
             -----------------------------
             COMPUTER HARDWARE (0.3%)
$   1,500    Hewlett Packard Co.                                     6.13%          3/01/2014      $    1,533
                                                                                                   ----------
             MATERIALS (0.9%)
             ----------------
             ALUMINUM (0.2%)
    1,000    Alcoa, Inc.                                             5.55           2/01/2017           1,074
                                                                                                   ----------
             DIVERSIFIED METALS & MINING (0.3%)
    2,000    Freeport-McMoRan Copper & Gold, Inc. (b)                2.38           3/15/2018           1,935
                                                                                                   ----------
             GOLD (0.2%)
    1,000    Barrick Gold Finance Co.                                4.88          11/15/2014           1,036
                                                                                                   ----------
             SPECIALTY CHEMICALS (0.2%)
    1,000    Ashland, Inc.                                           3.00           3/15/2016           1,017
                                                                                                   ----------
             Total Materials                                                                            5,062
                                                                                                   ----------
             TELECOMMUNICATION SERVICES (0.3%)
             ---------------------------------
             INTEGRATED TELECOMMUNICATION SERVICES (0.3%)
    2,000    Verizon Communications, Inc.                            2.50           9/15/2016           2,063
                                                                                                   ----------
             UTILITIES (2.2%)
             ----------------
             ELECTRIC UTILITIES (1.1%)
    2,000    Duke Energy Corp.                                       2.10           6/15/2018           1,997
      532    NextEra Energy Capital Holdings, Inc.                   2.55          11/15/2013             533
      710    PPL Energy Supply, LLC                                  5.70          10/15/2015             756
    3,186    Trans-Allegheny Interstate Line Co. (b)                 4.00           1/15/2015           3,291
                                                                                                   ----------
                                                                                                        6,577
                                                                                                   ----------
             INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (0.7%)
      711    AES Corp.                                               7.75           3/01/2014             728
    1,500    AES Corp.                                               7.75          10/15/2015           1,672
    1,750    Curtis Palmer, Inc. (b)                                 5.90           7/15/2014           1,756
                                                                                                   ----------
                                                                                                        4,156
                                                                                                   ----------
             MULTI-UTILITIES (0.4%)
    2,000    Alliant Energy Corp.                                    4.00          10/15/2014           2,067
                                                                                                   ----------
             Total Utilities                                                                           12,800
                                                                                                   ----------
             Total Corporate Obligations (cost: $282,258)                                             284,055
                                                                                                   ----------

             EURODOLLAR AND YANKEE OBLIGATIONS (16.9%)

             CONSUMER DISCRETIONARY (0.7%)
             -----------------------------
             AUTOMOBILE MANUFACTURERS (0.7%)
    2,000    Daimler Finance N.A., LLC (b)                           0.87 (a)       1/09/2015           2,008
    1,000    Daimler Finance N.A., LLC (b)                           1.65           4/10/2015           1,009
    1,000    Daimler Finance N.A., LLC (b)                           0.95 (a)       8/01/2016           1,003
                                                                                                   ----------
                                                                                                        4,020
                                                                                                   ----------
             Total Consumer Discretionary                                                               4,020
                                                                                                   ----------
             ENERGY (2.5%)
             -------------
             INTEGRATED OIL & GAS (2.2%)
    3,495    BP Capital Markets plc                                  1.63           8/17/2017           3,474
    2,000    Petrobras Global Finance B.V.                           1.88 (a)       5/20/2016           1,995
    2,000    Petrobras International Finance Co.                     3.88           1/27/2016           2,073
    2,000    Petrobras International Finance Co.                     3.50           2/06/2017           2,036

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5  | USAA Ultra Short-Term Bond Fund

================================================================================

PRINCIPAL                                                                                              MARKET
AMOUNT                                                             COUPON                               VALUE
(000)        SECURITY                                                RATE            MATURITY           (000)
-------------------------------------------------------------------------------------------------------------
$   3,000    TransCanada PipeLines Ltd.                              0.93% (a)      6/30/2016      $    3,021
                                                                                                   ----------
                                                                                                       12,599
                                                                                                   ----------
             OIL & GAS EXPLORATION & PRODUCTION (0.3%)
    2,000    Woodside Finance Ltd. (b)                               4.50          11/10/2014           2,071
                                                                                                   ----------
             Total Energy                                                                              14,670
                                                                                                   ----------
             FINANCIALS (6.7%)
             -----------------
             DIVERSIFIED BANKS (4.9%)
    2,000    ABN AMRO Bank N.V. (b)                                  1.38           1/22/2016           2,004
    1,000    ANZ National International Ltd. (b)                     3.13           8/10/2015           1,039
    1,000    ANZ National International Ltd. (b)                     1.85          10/15/2015           1,016
    1,500    BPCE S.A. (b)                                           2.02 (a)       2/07/2014           1,509
      970    Commonwealth Bank of Australia (b)                      3.75          10/15/2014           1,002
    1,500    Commonwealth Bank of Australia                          1.95           3/16/2015           1,530
    2,000    HSBC USA, Inc.                                          2.38           2/13/2015           2,046
    1,500    National Australia Bank Ltd. (b)                        0.99 (a)       4/11/2014           1,505
    1,000    National Australia Bank Ltd. (b)                        1.21 (a)       7/25/2014           1,008
    1,000    Norddeutsche Landesbank Girozentrale (b)                0.88          10/16/2015           1,003
    1,000    Nordea Bank AB (b)                                      1.17 (a)       1/14/2014           1,003
    1,950    Rabobank Nederland (b)                                  3.20           3/11/2015           2,019
    3,500    Santander Holdings USA, Inc.                            3.00           9/24/2015           3,603
    2,250    Standard Chartered plc (b)                              1.21 (a)       5/12/2014           2,261
    2,000    Standard Chartered plc (b)                              3.20           5/12/2016           2,096
    1,000    Sumitomo Mitsui Banking Corp. (b)                       1.22 (a)       7/22/2014           1,006
    1,000    Westpac Banking Corp. (b)                               1.52 (a)       1/30/2014           1,004
    2,000    Westpac Banking Corp. (b)                               0.98 (a)       3/31/2014           2,008
                                                                                                   ----------
                                                                                                       28,662
                                                                                                   ----------
             OTHER DIVERSIFIED FINANCIAL SERVICES (1.4%)
      300    ING Bank N.V. (b)                                       1.59 (a)      10/18/2013             300
    2,000    ING Bank N.V. (b)                                       1.89 (a)       9/25/2015           2,044
    2,000    ING Bank N.V. (b)                                       2.00           9/25/2015           2,028
    2,000    ING Bank N.V. (b)                                       1.21 (a)       3/07/2016           2,016
    2,000    JPMorgan Chase & Co.                                    0.97 (a)       3/31/2016           1,977
                                                                                                   ----------
                                                                                                        8,365
                                                                                                   ----------
             PROPERTY & CASUALTY INSURANCE (0.4%)
    2,000    QBE Insurance Group Ltd. (b)                            2.40           5/01/2018           1,951
                                                                                                   ----------
             Total Financials                                                                          38,978
                                                                                                   ----------
             INDUSTRIALS (3.1%)
             ------------------
             AIRPORT SERVICES (0.5%)
    3,000    Heathrow Funding Ltd. (b)                               2.50           6/25/2015           3,048
                                                                                                   ----------
             CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS (0.3%)
    1,500    CNH Capital, LLC                                        3.88          11/01/2015           1,553
                                                                                                   ----------
             DIVERSIFIED SUPPORT SERVICES (0.9%)
    5,000    Brambles USA, Inc. (b)                                  3.95           4/01/2015           5,180
                                                                                                   ----------
             INDUSTRIAL CONGLOMERATES (1.1%)
    2,525    Hutchison Whampoa International Ltd. (b)                4.63           9/11/2015           2,693
    4,000    Hutchison Whampoa International Ltd. (b)                2.00          11/08/2017           3,963
                                                                                                   ----------
                                                                                                        6,656
                                                                                                   ----------
             RAILROADS (0.3%)
    1,500    Asciano Finance Ltd. (b)                                3.13           9/23/2015           1,531
                                                                                                   ----------
             Total Industrials                                                                         17,968
                                                                                                   ----------

================================================================================

                                                   Portfolio of Investments |  6

================================================================================

PRINCIPAL                                                                                              MARKET
AMOUNT                                                             COUPON                               VALUE
(000)        SECURITY                                                RATE            MATURITY           (000)
-------------------------------------------------------------------------------------------------------------
             INFORMATION TECHNOLOGY (0.2%)
             -----------------------------
             SEMICONDUCTOR EQUIPMENT (0.2%)
$   1,000    TSMC Global Ltd. (b)                                    0.95%          4/03/2016      $      987
                                                                                                   ----------
             MATERIALS (3.4%)
             ----------------
             DIVERSIFIED METALS & MINING (2.2%)
    2,000    Glencore Funding, LLC (b)                               6.00           4/15/2014           2,048
    2,000    Glencore Funding, LLC (b)                               1.70           5/27/2016           1,972
    3,000    Rio Tinto Finance USA plc                               1.09 (a)       6/17/2016           3,017
    1,000    Rio Tinto Finance USA plc                               1.63           8/21/2017             986
    1,000    Vedanta Resources plc (b)                               6.75           6/07/2016           1,030
    1,750    Xstrata Finance Canada Ltd. (b)                         2.85          11/10/2014           1,777
    2,000    Xstrata Finance Canada Ltd. (b)                         2.05          10/23/2015           2,006
                                                                                                   ----------
                                                                                                       12,836
                                                                                                   ----------
             FERTILIZERS & AGRICULTURAL CHEMICALS (0.5%)
    3,000    Yara International ASA (b)                              5.25          12/15/2014           3,134
                                                                                                   ----------
             STEEL (0.7%)
    2,000    ArcelorMittal                                           4.25           2/25/2015           2,055
    2,000    ArcelorMittal                                           4.25           3/01/2016           2,063
                                                                                                   ----------
                                                                                                        4,118
                                                                                                   ----------
             Total Materials                                                                           20,088
                                                                                                   ----------

             TELECOMMUNICATION SERVICES (0.1%)
             ---------------------------------
             INTEGRATED TELECOMMUNICATION SERVICES (0.1%)
      300    Telecom Italia Capital                                  5.25          11/15/2013             301
                                                                                                   ----------
             UTILITIES (0.2%)
             ----------------
             INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (0.2%)
    1,500    Transalta Corp.                                         4.75           1/15/2015           1,567
                                                                                                   ----------
             Total Eurodollar and Yankee Obligations (cost: $97,957)                                   98,579
                                                                                                   ----------
             ASSET-BACKED SECURITIES (4.7%)

             FINANCIALS (4.7%)
             -----------------
             ASSET-BACKED FINANCING (4.7%)
    2,000    AmeriCredit Automobile Receivables Trust                4.26           2/08/2017           2,086
    2,000    AmeriCredit Automobile Receivables Trust                4.00           5/08/2017           2,075
    1,005    AmeriCredit Automobile Receivables Trust                2.42           5/08/2018           1,021
    3,267    Arran Residential Mortgages Funding plc (b)             1.71 (a)      11/19/2047           3,306
    1,000    Credit Acceptance Auto Loan Trust (b)                   1.21          10/15/2020           1,000
    1,000    Credit Acceptance Auto Loan Trust (b)                   1.83           4/15/2021             993
      814    Enterprise Fleet Financing, LLC (b)                     1.62           5/20/2017             817
    2,000    Exeter Automobile Receivables Trust (b)                 1.49          11/15/2017           2,001
    1,000    GE Dealer Floorplan Master Note Trust                   0.58 (a)       4/20/2018             998
    3,000    GE Equipment Small Ticket, LLC (b)                      1.39           7/24/2020           3,008
    1,722    Gracechurch Mortgage Financing plc (b)                  1.81 (a)      11/20/2056           1,746
      500    Holmes Master Issuer plc (b)                            1.67 (a)      10/15/2054             502
    1,365    Holmes Master Issuer plc (b)                            1.82 (a)      10/15/2054           1,379
    2,000    Permanent Master Issuer plc (b)                         1.67 (a)       7/15/2042           2,007
      965    Santander Consumer Acquired Receivable (b)              2.01           8/15/2016             968
    1,245    Santander Drive Auto Receivables Trust                  2.35          11/16/2015           1,252
    1,855    Santander Drive Auto Receivables Trust                  4.01           2/15/2017           1,922
      184    Santander Drive Auto Receivables Trust (b)              1.48           5/15/2017             184

================================================================================

7  | USAA Ultra Short-Term Bond Fund

================================================================================

PRINCIPAL                                                                                              MARKET
AMOUNT                                                             COUPON                               VALUE
(000)        SECURITY                                                RATE            MATURITY           (000)
-------------------------------------------------------------------------------------------------------------
$     215    SLC Student Loan Trust                                  0.39% (a)      1/15/2019      $      215
                                                                                                   ----------
                                                                                                       27,480
                                                                                                   ----------
             Total Financials                                                                          27,480
                                                                                                   ----------
             Total Asset-Backed Securities (cost: $27,342)                                             27,480
                                                                                                   ----------
             COMMERCIAL MORTGAGE SECURITIES (9.3%)

             FINANCIALS (9.3%)
             -----------------
             COMMERCIAL MORTGAGE-BACKED SECURITIES (9.3%)
      108    Banc of America Commercial Mortgage, Inc.               4.50           7/10/2043             109
    1,500    Banc of America Commercial Mortgage, Inc.               4.73           7/10/2043           1,562
    2,405    Banc of America Commercial Mortgage, Inc.               5.68           7/10/2046           2,646
    3,275    Banc of America Commercial Mortgage, Inc.               5.62           2/10/2051           3,320
    2,393    Banc of America Commercial Mortgage, Inc.               6.02           2/10/2051           2,391
      617    Bear Stearns Commercial Mortgage Securities, Inc.       5.61           3/11/2039             626
    2,000    Bear Stearns Commercial Mortgage Securities, Inc.       5.41          12/11/2040           2,138
    1,433    Bear Stearns Commercial Mortgage Securities, Inc.       4.67           6/11/2041           1,501
    1,000    Chase Commercial Mortgage Securities Corp.(b)           6.56           5/18/2030           1,061
    1,814    Citigroup Deutsche Bank Commercial Mortgage Trust       5.28          12/11/2049           1,879
    2,964    Commercial Mortgage Trust                               1.28           8/10/2046           2,966
    1,478    Credit Suisse First Boston Mortgage Securities Corp.    4.83           4/15/2037           1,543
    1,294    Credit Suisse First Boston Mortgage Securities Corp.    5.10           8/15/2038           1,295
      999    GE Capital Commercial Mortgage Corp.                    5.31          11/10/2045           1,002
    2,000    Greenwich Capital Commercial Funding Corp.              6.06           7/10/2038           2,190
    3,000    GS Mortgage Securities Corp. II                         5.62           4/10/2038           3,226
    2,000    GS Mortgage Securities Corp. II                         4.75           7/10/2039           2,090
    1,659    GS Mortgage Securities Trust                            1.21           7/10/2046           1,659
    1,514    J.P. Morgan Chase Commercial Mortgage Securities Corp.  4.65           1/12/2037           1,520
    2,936    J.P. Morgan Chase Commercial Mortgage Securities Corp.  5.12           7/15/2041           3,001
    1,155    J.P. Morgan Chase Commercial Mortgage Securities Corp.  5.46           1/12/2043           1,242
      578    J.P. Morgan Chase Commercial Mortgage Securities Corp.  5.45          12/12/2043             577
    1,500    J.P. Morgan Chase Commercial Mortgage Securities Corp.  5.40          12/15/2044           1,531
      564    J.P. Morgan Chase Commercial Mortgage Securities Corp.  6.06           4/15/2045             590
    3,000    J.P. Morgan Chase Commercial Mortgage Securities Corp.  5.82           2/12/2051           3,063
      667    LB-UBS Commercial Mortgage Trust                        5.17          11/15/2030             674
      583    LB-UBS Commercial Mortgage Trust                        4.57           1/15/2031             590
    2,383    LB-UBS Commercial Mortgage Trust                        5.16           2/15/2031           2,565
      607    LB-UBS Commercial Mortgage Trust                        5.40           2/15/2040             614
      906    Merrill Lynch-Countrywide Commercial Mortgage Trust     6.09           8/12/2049             926
      906    Morgan Stanley Capital I, Inc.                          4.97           8/13/2042             924
    2,030    Morgan Stanley Capital I, Inc.                          5.33           3/15/2044           2,093
      500    Timberstar Trust (b)                                    6.21          10/15/2036             528
       26    Wachovia Bank Commercial Mortgage Trust                 5.49          12/15/2044              26
      466    Wachovia Bank Commercial Mortgage Trust                 5.58           3/15/2045             470
      348    Wachovia Bank Commercial Mortgage Trust                 5.94           6/15/2045             353

================================================================================

                                                   Portfolio of Investments |  8

================================================================================

PRINCIPAL                                                                                              MARKET
AMOUNT                                                             COUPON                               VALUE
(000)        SECURITY                                                RATE            MATURITY           (000)
-------------------------------------------------------------------------------------------------------------
$      20    Wachovia Bank Commercial Mortgage Trust                 5.31%         11/15/2048      $       20
                                                                                                   ----------
                                                                                                       54,511
                                                                                                   ----------
             Total Financials                                                                          54,511
                                                                                                   ----------
             Total Commercial Mortgage Securities (cost: $54,497)                                      54,511
                                                                                                   ----------
             U.S. GOVERNMENT AGENCY ISSUES (0.6%)(g)

             COMMERCIAL MORTGAGE-BACKED SECURITIES (0.6%)
   14,407    Fannie Mae (+)                                          2.38          12/25/2019           1,288
   22,626    Freddie Mac (+)                                         1.85           4/25/2017           1,088
    5,287    Freddie Mac (+)                                         3.27           1/25/2019             698
    6,185    Freddie Mac (+)                                         1.51          11/25/2019             422
                                                                                                   ----------
                                                                                                        3,496
                                                                                                   ----------
             Total U.S. Government Agency Issues (cost: $3,487)                                         3,496
                                                                                                   ----------
             MUNICIPAL BONDS (7.3%)

             AGRICULTURAL PRODUCTS (0.3%)
    2,000    Washington County                                       1.38           9/01/2030(f)        2,009
                                                                                                   ----------

             AIRPORT/PORT (0.6%)
    1,000    Chicago Midway Airport                                  3.53           1/01/2041(f)        1,037
    1,500    Greater Orlando Aviation Auth.                          4.50          10/01/2013           1,500
    1,000    Louisiana Offshore Terminal Auth.                       2.20          10/01/2040(f)          999
                                                                                                   ----------
                                                                                                        3,536
                                                                                                   ----------
             EDUCATION (0.1%)
      855    Pinellas County Educational Facilities Auth.            5.00          10/01/2014             890
                                                                                                   ----------
             ELECTRIC UTILITIES (0.6%)
    3,000    Beaver County IDA                                       2.20           1/01/2035(f)        2,942
      500    West Virginia EDA                                       2.25           1/01/2041(f)          506
                                                                                                   ----------
                                                                                                        3,448
                                                                                                   ----------
             ELECTRIC/GAS UTILITIES (1.3%)
    1,000    Jackson Energy Auth.                                    1.50           4/01/2017             981
    1,500    South Carolina Public Service Auth. (PRE)               0.88 (a)       6/02/2014           1,501
    5,000    South Carolina Public Service Auth.                     1.28 (a)       6/01/2016           5,013
                                                                                                   ----------
                                                                                                        7,495
                                                                                                   ----------

             ENVIRONMENTAL & FACILITIES SERVICES (2.7%)
    1,000    California Pollution Control Financing Auth.            2.63          12/01/2027(f)        1,010
    2,000    Maricopa County IDA                                     2.63          12/01/2031(f)        2,019
    3,000    Michigan Strategic Fund                                 1.50           8/01/2027(f)        3,008
    3,000    Mission EDC                                             0.95           1/01/2026(f)        3,000
    1,500    New Jersey EDA                                          2.20          11/01/2013           1,501
    3,000    Phoenix IDA                                             0.95          12/01/2035(f)        3,000
    2,000    South Carolina Jobs EDA                                 2.25          11/01/2016(f)        2,000
                                                                                                   ----------
                                                                                                       15,538
                                                                                                   ----------
             GENERAL OBLIGATION (0.5%)
    1,760    Illinois State                                          4.42           4/01/2015           1,832
    1,000    Rockland County                                         2.25           3/14/2014           1,003
                                                                                                   ----------
                                                                                                        2,835
                                                                                                   ----------

================================================================================

9  | USAA Ultra Short-Term Bond Fund

================================================================================

PRINCIPAL                                                                                              MARKET
AMOUNT                                                             COUPON                               VALUE
(000)        SECURITY                                                RATE            MATURITY           (000)
-------------------------------------------------------------------------------------------------------------
             INTEGRATED OIL & GAS (0.7%)
$   3,900    Whiting Environmental Facilities                        2.80%          6/01/2044(f)   $    3,959
                                                                                                   ----------
             MULTI-LINE INSURANCE (0.3%)
    1,840    Irvine Ranch Water District Joint Power Agency          2.39           3/15/2014           1,840
                                                                                                   ----------
             PAPER PRODUCTS (0.1%)
      660    Savannah EDA                                            5.10           8/01/2014             681
                                                                                                   ----------
             TOLL ROADS (0.1%)
      500    Tampa-Hillsborough County Expressway Auth.              1.79            7/01/2017            488
                                                                                                   ----------
             Total Municipal Bonds (cost: $42,647)                                                     42,719
                                                                                                   ----------

             MONEY MARKET INSTRUMENTS (13.2%)

             VARIABLE-RATE DEMAND NOTES (12.2%)

             CONSUMER DISCRETIONARY (0.7%)
             -----------------------------
             EDUCATION SERVICES (0.7%)
    3,920    Frisch School  (LOC - Sovereign Bank)                   1.26           5/01/2036           3,920
                                                                                                   ----------
             FINANCIALS (0.7%)
             -----------------
             REAL ESTATE OPERATING COMPANIES (0.7%)
    4,250    MOBR 04, LLC  (LOC - Compass Bank)                      1.73           9/01/2024           4,250
                                                                                                   ----------
             INDUSTRIALS (0.9%)
             ------------------
             AIRPORT SERVICES (0.9%)
    4,950    Metropolitan Nashville Airport Auth.
                (LOC - Regions Bank)(e)                              2.13           4/01/2030           4,950
                                                                                                   ----------
             MATERIALS (2.0%)
             ----------------
             STEEL (2.0%)
    2,500    Berkeley County                                         0.40           9/01/2028           2,500
    3,500    Blytheville                                             0.40           6/01/2028           3,500
    1,000    Decatur IDB                                             0.40           8/01/2036           1,000
    4,325    Indiana Finance Auth. (LOC - Banco Bilbao
                Vizcaya Argentaria S.A.)                             0.55           8/01/2030           4,325
      500    St. James Parish                                        0.34          11/01/2040             500
                                                                                                   ----------
                                                                                                       11,825
                                                                                                   ----------
             Total Materials                                                                           11,825
                                                                                                   ----------
             MUNICIPAL BONDS (6.9%)
             ----------------------
             APPROPRIATED DEBT (1.7%)
    9,750    Emmaus General Auth. (INS)(LIQ)                         0.35          12/01/2028           9,750
                                                                                                   ----------
             EDUCATION (0.5%)
    2,750    California Infrastructure and Economic Dev.
                Bank  (LOC - California Bank & Trust)                0.57          10/01/2028           2,750
                                                                                                   ----------
             GENERAL OBLIGATION (0.8%)
    4,500    Illinois State  (LIQ)                                   2.00          10/01/2033           4,500
                                                                                                   ----------
             HOSPITAL (1.2%)
    7,000    Maine Health & Higher Educational Facilities
                Auth. (INS)(LIQ)                                     0.35           7/01/2036           7,000
                                                                                                   ----------

================================================================================

                                                  Portfolio of Investments |  10

================================================================================

PRINCIPAL                                                                                              MARKET
AMOUNT                                                             COUPON                               VALUE
(000)        SECURITY                                                RATE            MATURITY           (000)
-------------------------------------------------------------------------------------------------------------
             MULTIFAMILY HOUSING (2.6%)
$   3,000    Dallas Housing Finance Corp. (LIQ)(NBGA)(b)             1.00%          9/01/2019      $    3,000
    1,000    Florida Housing Finance Corp. (LOC - SunTrust Bank)     0.45           4/01/2034           1,000
    7,850    Florida Housing Finance Corp. (LOC - SunTrust Bank)     0.45           6/01/2034           7,850
    1,550    Gwinnett County Housing Auth. (LOC - SunTrust Bank)     0.29           3/01/2041           1,550
    1,970    Southeast Texas Housing Finance Corp. (LIQ)(NBGA)(b)    1.00           6/01/2019           1,970
                                                                                                   ----------
                                                                                                       15,370
                                                                                                   ----------
             MUNICIPAL FINANCE (0.1%)
      700    Delaware Valley Regional Finance Auth.
                (LOC - Bayerische Landesbank)                        0.31          12/01/2020             700
                                                                                                   ----------
             SOLID WASTE DISPOSAL (0.0%)
      190    Marion County IDA (LOC - SunTrust Bank)                 0.29          10/01/2026             190
                                                                                                   ----------
             Total Municipal Bonds                                                                     40,260
                                                                                                   ----------
             UTILITIES (1.0%)
             ----------------
             ELECTRIC UTILITIES (0.8%)
    5,000    Indiana Dev. Finance Auth.                              0.33          12/01/2038           5,000
                                                                                                   ----------
             WATER UTILITIES (0.2%)
      930    Iowa Finance Auth. (LOC - Societe Generale)             0.47          11/01/2017             930
                                                                                                   ----------
             Total Utilities                                                                            5,930
                                                                                                   ----------
             Total Variable-Rate Demand Notes                                                          71,135
                                                                                                   ----------

NUMBER
OF SHARES
-------------------------------------------------------------------------------------------------------------
             MONEY MARKET FUNDS (1.0%)
5,853,537    State Street Institutional Liquid Reserve Fund, 0.06% (h)                                  5,853
                                                                                                   ----------
             Total Money Market Instruments (cost: $76,988)                                            76,988
                                                                                                   ----------

             TOTAL INVESTMENTS (COST: $585,176)                                                    $  587,828
                                                                                                   ==========

($ IN 000s)                                          VALUATION HIERARCHY
                                                     -------------------

                                         (LEVEL 1)        (LEVEL 2)       (LEVEL 3)
                                       QUOTED PRICES        OTHER        SIGNIFICANT
                                         IN ACTIVE       SIGNIFICANT     UNOBSERVABLE
                                          MARKETS        OBSERVABLE         INPUTS
                                       FOR IDENTICAL        INPUTS
ASSETS                                     ASSETS                                                 TOTAL
-------------------------------------------------------------------------------------------------------
Bonds:
  Corporate Obligations                $          --     $   284,055     $         --     $     284,055
  Eurodollar and Yankee Obligations               --          98,579               --            98,579
  Asset-Backed Securities                         --          27,480               --            27,480
  Commercial Mortgage Securities                  --          54,511               --            54,511
  U.S. Government Agency Issues                   --           3,496               --             3,496
  Municipal Bonds                                 --          42,719               --            42,719
Money Market Instruments:
  Variable-Rate Demand Notes                      --          71,135               --            71,135
  Money Market Funds                           5,853              --               --             5,853
-------------------------------------------------------------------------------------------------------
Total                                  $       5,853     $   581,975     $         --     $     587,828
-------------------------------------------------------------------------------------------------------

================================================================================

11  | USAA Ultra Short-Term Bond Fund

================================================================================

For the period of January 1, 2013, through September 30, 2013, there were no transfers of securities between levels. The Fund's policy is to recognize any transfers into and out of the levels as of the beginning of the period in which the event or circumstance that caused the transfer occurred.

================================================================================

                                                  Portfolio of Investments |  12

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

September 30, 2013 (unaudited)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940, as amended (the 1940 Act), is an open-end management investment company organized as a Delaware statutory trust consisting of 52 separate funds. The information presented in this quarterly report pertains only to the USAA Ultra Short-Term Bond Fund (the Fund), which is classified as diversified under the 1940 Act.

The Fund consists of two classes of shares: Ultra Short-Term Bond Fund Shares (Fund Shares) and, effective July 12, 2013, Ultra Short-Term Bond Fund Institutional Shares (Institutional Shares). Each class of shares has equal rights to assets and earnings, except that each class bears certain class-related expenses specific to the particular class. These expenses include administration and servicing fees, transfer agent fees, postage, shareholder reporting fees, and certain registration and custodian fees. Expenses not attributable to a specific class, income, and realized gains or losses on investments are allocated to each class of shares based on each class's relative net assets. Each class has exclusive voting rights on matters related solely to that class and separate voting rights on matters that relate to both classes. The Institutional Shares are available for investment through a USAA discretionary managed account program, and certain advisory programs sponsored by financial intermediaries, such as brokerage firms, investment advisors, financial planners, third-party administrators, and insurance companies. Institutional Shares also are available to institutional investors, which include retirement plans, endowments, foundations, and bank trusts, as well as other persons or legal entities that the Fund may approve from time to time, or for purchase by a USAA Fund participating in a fund-of-funds investment strategy (USAA fund-of-funds) and not to the general public.

A. SECURITY VALUATION -- The Trust's Board of Trustees (the Board) has established the Valuation Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures which are approved by the Board. Among other things, these policies and procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

The Committee reports to the Board on a quarterly basis and makes recommendations to the Board as to pricing methodologies and services used by the Fund and presents additional information to the Board regarding application of the pricing and fair valuation policies and procedures during the preceding quarter.

The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly meetings to review prior actions taken by the Committee and USAA Asset Management Company (the Manager). Among other things, these

================================================================================

13  | USAA Ultra Short-Term Bond Fund

================================================================================

monthly meetings include a review and analysis of back testing reports, pricing service quotation comparisons, illiquid securities and fair value determinations, pricing movements, and daily stale price monitoring.

The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

1. Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Board. The Service uses an evaluated mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

2. Investments in open-end investment companies, hedge, or other funds, other than exchange-traded funds, are valued at their net asset value (NAV) at the end of each business day.

3. Debt securities purchased with original or remaining maturities of 60 days or less may be valued at amortized cost, which approximates market value.

4. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by the Manager under valuation procedures approved by the Board. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. FAIR VALUE MEASUREMENTS -- Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the portfolio of investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 -- inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

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                                         Notes to Portfolio of Investments |  14

================================================================================

Level 2 -- inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices. Level 2 securities include all bonds, valued based on methods discussed in Note A1, and all variable-rate demand notes, which are valued at amortized cost.

Level 3 -- inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

C. SECURITIES PURCHASED ON A DELAYED-DELIVERY OR WHEN-ISSUED BASIS -- Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis or for delayed draws on loans can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a delayed-delivery or when-issued basis and delayed-draw loan commitments may increase the volatility of the Fund's NAV to the extent that the Fund makes such purchases while remaining substantially fully invested. As of September 30, 2013, the Fund's outstanding delayed-delivery commitments, including interest purchased, were $1,000,000; all of which were when-issued securities.

D. As of September 30, 2013, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the portfolio of investments. Gross unrealized appreciation and depreciation of investments as of September 30, 2013, were $3,474,000 and $822,000, respectively, resulting in net unrealized appreciation of $2,652,000.

E. The portfolio of investments category percentages shown represent the percentages of the investments to net assets, which were $584,401,000 at September 30, 2013, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets. Investments in foreign securities were 16.9% of net assets at September 30, 2013.

CATEGORIES AND DEFINITIONS

EURODOLLAR AND YANKEE OBLIGATIONS -- Eurodollar obligations are dollar-denominated instruments that are issued outside the U.S. capital markets by foreign corporations and financial institutions and by foreign branches of U.S. corporations and financial institutions. Yankee obligations are dollar-denominated instruments that are issued by foreign issuers in the U.S. capital markets.

ASSET-BACKED AND COMMERCIAL MORTGAGE-BACKED SECURITIES -- Asset-backed securities represent a participation in, or are secured by and payable from, a stream of payments generated by particular assets. Commercial mortgage-backed securities reflect an interest in, and are secured by, mortgage loans on commercial real property. These securities represent ownership in a pool of loans and are divided into pieces (tranches) with varying maturities. The stated final maturity of such securities

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15  | USAA Ultra Short-Term Bond Fund

================================================================================

represents when the final principal payment will be made for all underlying loans. The weighted average life is the average time for principal to be repaid, which is calculated by assuming prepayment rates of the underlying loans. The weighted average life is likely to be substantially shorter than the stated final maturity as a result of scheduled principal payments and unscheduled principal prepayments. Stated interest rates on commercial mortgage-backed securities may change slightly over time as underlying mortgages pay down.

VARIABLE-RATE DEMAND NOTES (VRDNs) -- provide the right to sell the security at face value on either that day or within the rate-reset period. The interest rate is adjusted at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. VRDNs will normally trade as if the maturity is the earlier put date, even though stated maturity is longer.

PORTFOLIO ABBREVIATION(S) AND DESCRIPTION(S)

EDA      Economic Development Authority
EDC      Economic Development Corp.
IDA      Industrial Development Authority/Agency
IDB      Industrial Development Board
PRE      Prerefunded to a date prior to maturity
REIT     Real estate investment trust

CREDIT ENHANCEMENTS -- add the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.

(INS) Principal and interest payments are insured by Assured Guaranty Corp. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations.

(LIQ) Liquidity enhancement that may, under certain circumstances, provide for repayment of principal and interest upon demand from one of the following: Citigroup, Inc., DEPFA Bank plc, or Wells Fargo Bank, N.A.

(LOC) Principal and interest payments are guaranteed by a bank letter of credit or other bank credit agreement.

(NBGA) Principal and interest payments or, under certain circumstances, underlying mortgages are guaranteed by a nonbank guarantee agreement from Citigroup, Inc.

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                                         Notes to Portfolio of Investments |  16

================================================================================

SPECIFIC NOTES

(a) Variable-rate or floating-rate security -- interest rate is adjusted periodically. The interest rate disclosed represents the current rate at September 30, 2013.
(b) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Board, unless otherwise noted as illiquid.
(c)  Senior loan (loan) -is not registered under the Securities Act of 1933.
     The loan contains certain restrictions on resale and cannot be sold publicly. The interest rate is adjusted periodically, and the rate disclosed represents the current rate at September 30, 2013. The weighted average life of the loan is likely to be shorter than the stated final maturity date due to mandatory or optional prepayments. Security deemed liquid by the Manager, under liquidity guidelines approved by the Board, unless otherwise noted as illiquid.
(d) At September 30, 2013, the aggregate market value of securities purchased on a delayed delivery basis was $1,002,000, all of which were when-issued securities.
(e) At September 30, 2013, portions of these securities were segregated to cover delayed-delivery and/or when-issued purchases.
(f) Put bond -- provides the right to sell the bond at face value at specific tender dates prior to final maturity. The put feature shortens the effective maturity of the security.
(g) U.S. government agency issues -mortgage-backed securities issued by Government National Mortgage Association (GNMA or Ginnie Mae) and certain other U.S. government guaranteed securities are supported by the full faith and credit of the U.S. government. Securities issued by government-sponsored enterprises, such as Freddie Mac (Federal Home Loan Mortgage Corporation or FHLMC) and Fannie Mae (Federal National Mortgage Association or FNMA), indicated with a "+", are supported only by the right of the government-sponsored enterprise to borrow from the U.S. Treasury, the discretionary authority of the U.S. government to purchase the government-sponsored enterprises' obligations, or by the credit of the issuing agency, instrumentality, or corporation, and are neither issued nor guaranteed by the U.S. Treasury. In September of 2008, the U.S. Treasury placed Fannie Mae and Freddie Mac under conservatorship and appointed the Federal Housing Finance Agency (FHFA) to act as conservator and oversee their daily operations. In addition, the U.S. Treasury entered into purchase agreements with Fannie Mae and Freddie Mac to provide capital in exchange for senior preferred stock.
(h) Rate represents the money market fund annualized seven-day yield at September 30, 2013.

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17  | USAA Ultra Short-Term Bond Fund


ITEM 2.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation.



ITEM 3.  EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.














                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST - Period Ended September 30, 2013

By:*     /S/ DANIEL J. MAVICO
         --------------------------------------------------------------
         Signature and Title:  Daniel J. Mavico, Assistant Secretary

Date:     11/18/2013
         -------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /S/ DANIEL S. MCNAMARA
         --------------------------------------------------------------
         Signature and Title:  Daniel S. McNamara, President

Date:     11/20/2013
         ------------------------------


By:*     /S/ ROBERTO GALINDO, JR.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:      11/19/2013
         ------------------------------


*PRINT THE NAME AND TITLE OF EACH SIGNING OFFICER UNDER HIS OR HER SIGNATURE.